Trade and Other Receivables (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure Of Trade And Other Receivables Text Block Abstract
Schedule of trade and other receivables
	June 30, 2022	December 31, 2021
Trade receivables	$1,692,939	$1,791,046
Allowance for doubtful accounts	(1,097,025)	(1,090,066)
Taxes receivable	828,650	843,447
Factoring	-	-
Total	$1,424,564	$1,544,427